Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 475,675	$ 401,203	$ 325,110
Cost of Revenue [Abstract]
Cost of Revenue	75,172	62,593	53,231
Gross Profit, Total	400,503	338,610	271,879
Operating Expenses [Abstract]
Research and Development Expense	113,877	98,415	84,386
Selling and Marketing Expense	154,814	132,389	110,813
General and Administrative Expense	65,332	50,900	43,443
Operating Expenses, Total	334,023	281,704	238,642
Operating Income (Loss), Total	66,480	56,906	33,237
Nonoperating Income (Expense)	24,198	(332,890)	(108,800)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	90,678	(275,984)	(75,563)
Income Tax Expense (Benefit)	12,352	7,023	5,537
Net Income (Loss)	78,326	(283,007)	(81,100)
Earnings Per Share [Abstract]
Basic net income (loss) per share attributable to ordinary shareholders	$ 77,813	$ (283,007)	$ (81,100)
Basic net income (loss) per ordinary share (in USD per share)	$ 0.32	$ (1.35)	$ (0.43)
Diluted net income (loss) per share (in USD per share)	$ 0.31	$ (1.35)	$ (0.43)
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	241,626,316	209,471,827	190,154,549
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	249,903,126	209,471,827	190,154,549
Subscription Services [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 330,765	$ 271,028	$ 209,751
Cost of Revenue [Abstract]
Cost of Revenue	37,461	26,004	19,219
Term-Licenses [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	96,245	82,007	70,663
Cost of Revenue [Abstract]
Cost of Revenue	87	0	6
Professional Services [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	30,894	30,883	31,135
Cost of Revenue [Abstract]
Cost of Revenue	22,007	20,389	20,240
Other non-recurring
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	17,771	17,285	13,561
Cost of Revenue [Abstract]
Cost of Revenue	$ 15,617	$ 16,200	$ 13,766